Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation

As part of the Transaction, NuScale Corp has been determined to be the primary beneficiary of NuScale Power, LLC (“NuScale LLC”), a variable interest entity (“VIE”). As the sole managing member of NuScale LLC, NuScale Corp has both the power to direct the activities, and direct ownership to share in the revenues and expenses of NuScale LLC. As such, all the activity of NuScale LLC has been consolidated in the accompanying consolidated financial statements. All assets and liabilities included in the balance sheet are that of NuScale LLC, other than the Warrants and $1,566 of prepaid assets. All intercompany transactions have been eliminated upon consolidation.

Changes in Presentation

Changes in Presentation

Prior year amounts totaling $1,498 and $1,505 have been reclassified out of G&A expenses to other expenses for the years ended December 31, 2021 and 2020, respectively, to conform to the current year presentation on the accompanying consolidated statements of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions. NuScale believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, depreciation, amortization, in-process research and development (“IPR&D”), asset valuations, equity-based compensation and contingencies are reasonable, based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as amounts reported on the statements of operations during the periods presented. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash equivalents represent short-term, highly liquid investments, which are readily convertible to cash and have maturities of three months or less at time of purchase. Cash equivalents with an initial maturity of between three and twelve months at time of purchase are presented as short-term investments on the accompanying consolidated balance sheet. Cash equivalents and short-term investments consist of certificates of deposit. These certificates of deposit are classified as held-to-maturity, and the estimated fair value of the investment approximates its amortized cost.

Cash in the amount of $26,532 is restricted as collateral for the letter of credit associated with the DCRA at December 31, 2022. There were no such restrictions at December 31, 2021 and 2020. The DCRA spans multiple years requiring the amount to be classified as a noncurrent asset, included in restricted cash in the consolidated balance sheet. The restricted cash balance plus cash and cash equivalents on the consolidated balance sheet equals cash, cash equivalents and restricted cash, as reflected in the consolidated statements of cash flows.

Accounts and Other Receivables

Accounts and Other Receivables

Accounts and other receivables include reimbursement requests outstanding from the DOE awards, interest receivable and commercial accounts receivable associated with other federal projects. The reimbursement requests outstanding from the DOE awards are recognized as eligible costs are incurred. Reimbursement under the awards are included in Department of Energy Cost Share in the consolidated statements of operations.

The majority of our receivables are either due from the U.S. federal government or have to do with a federal project. For these reasons, all receivables are deemed to be fully collectible and no allowance has been recorded.

In-process Research and Development

In-process Research and Development

IPR&D represents incomplete research and development projects that had not reached technological feasibility as of their acquisition date in 2011. Due to the nature of IPR&D, the expected life is indefinite and it will be evaluated periodically for attainment of technological feasibility or impairment. Technological feasibility is established when an enterprise has completed all planning, designing, coding and testing activities that are necessary to establish that a product can be produced to meet its design specifications including functions, features and technical performance requirements. IPR&D was concluded to include both fundamental and defensive technologies comprised of OSU licensed and NuScale owned patented and unpatented technology and trade secrets. Such technologies are designed to work together in the operation of a nuclear power module.

The IPR&D is anticipated to begin generating cash flows in 2026 and is expected to contribute to all of the Company’s revenues for the foreseeable future after being placed in service.

IPR&D is amortized over its estimated useful life once technological feasibility is reached. As the Company has not yet completed all designing, coding and testing activities, management has determined that technological feasibility has not yet been reached. Management has not identified any indicators that would suggest any impairment of the IPR&D. If IPR&D is determined not to have technological feasibility or is abandoned, it will be impaired or written off at such time.

Revenue Recognition

Revenue Recognition

In addition to advancing the commercialization of its SMR, the Company provides engineering services to customers.

The Company recognizes fixed price contract revenue with multiple performance obligations as each obligation is completed. The Company allocates the transaction price to each performance obligation using an estimate of the stand-alone selling price of each distinct service in the contract. Revenue recognized on contracts that has not been billed to customers is classified as a current asset under accounts and other receivables on the consolidated balance sheet. Amounts billed to clients in excess of revenue recognized are classified as a current liability under deferred revenue.

The Company recognizes time and material contract revenue as incurred, while our cost plus fixed-fee contract revenue is recognized over time, matching continuous transfer of control to the customer. The Company accounts for these contracts as a single performance obligation and recognizes revenue using the percentage-of-completion method, based primarily on contract cost incurred to date compared to total estimated contract cost. The percentage-of-completion method (an input method) is the most faithful depiction of the Company’s performance because it directly measures the value of the services transferred to the customer. Changes to total estimated contract cost or losses, if any, are recognized in the period in which they are determined as assessed at the contract level. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the client.

The Company excludes from its measurement of transaction prices all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of sales.

Customer payments on contracts are typically due within 30 days of billing, depending on the contract.

The Company generally provides limited warranties for work performed under its engineering contracts. The warranty periods typically extend for a limited duration following substantial completion of the Company’s work on a project. Historically, warranty claims have not resulted in material costs incurred, and for the periods presented, no warranty liability has been recorded.

Fair Value Measurement

Fair Value Measurement

The Company measures certain financial assets and liabilities at fair value. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company uses a three-level hierarchy, which prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach).

The levels of hierarchy are described below:

Level 1	Quoted prices in active markets for identical instruments;
Level 2

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. Financial assets and liabilities are classified in their entirety based on the most stringent level of input that is significant to the fair value measurement.

The carrying amount of certain financial instruments, including prepaid expenses and deposits, accounts payable, accrued expenses and convertible note payable approximates fair value due to their short maturities.

Property, Plant and Equipment

Property, Plant and Equipment

All additions, including betterments to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of the assets and the related accumulated depreciation is derecognized with any gain or loss recorded in the year of disposition.

Depreciation is based on the estimated useful lives of the assets using the straight-line method. Furniture and fixtures are depreciated over useful lives of seven years. Computer software is depreciated over useful lives of three to five years. Office and computer equipment is depreciated over useful lives of five years. Test equipment is depreciated over useful lives of five years. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the associated lease.

Long-Lived Assets

Long-Lived Assets

Long-lived assets including primarily property and equipment and acquired IPR&D are reviewed for impairment annually and when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. If this review indicates that the carrying amount will not be recoverable, as determined based on comparing the estimated undiscounted future cash flows to the carrying amount, impairment is measured by comparing the carrying amount to fair value. No impairment charges were incurred for the years ended December 31, 2022, 2021 and 2020.

Goodwill

Goodwill

Goodwill is the excess of the purchase price paid over the fair value of the net assets of a business acquired in a purchase business combination. Goodwill is not amortized but is reviewed for impairment annually or whenever events or changes in circumstances arise during the year that indicate the carrying amount of goodwill may not be recoverable. Impairment exists when the carrying amount of the reporting unit exceeds its fair value and an impairment loss is recognized.

Leases

Leases

The Company recognizes right-of-use assets and lease liabilities for leases with terms greater than 12 months. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. As of December 31, 2022 and 2021, the Company has only operating leases.

The Company’s right-of-use assets relate to office facilities, some of which include one or more options to renew, with renewal terms that can extend the lease term up to 5 years. The exercise of the lease renewal is at the Company’s discretion. Renewal periods are included in the expected lease term if they are reasonably certain of being exercised by the Company. None of the Company’s lease agreements contain material residual value guarantees or material restrictions or covenants.

Long-term leases (leases with initial terms greater than 12 months) are capitalized at the present value of the minimum lease payments not yet paid. The Company uses its incremental borrowing rate to determine the present value of the lease when the rate implicit in the lease is not readily determinable.

Short-term leases (leases with an initial term of 12 months or less or leases that are cancelable by the lessee and lessor without significant penalties) are not capitalized but are expensed on a straight-line basis over the lease term. The Company’s short-term leases relate to office facilities or office equipment.

Warrant Liability

Warrant Liability

The Company accounts for the Warrants in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815, “Derivatives and Hedging”, under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations. The fair value of the Public and Private Placement Warrants has been estimated using the Public Warrants’ quoted market price. See note 5 for further discussion of the terms of the Warrants and note 6 for further discussion of the methodology used to determine the value of the Warrants.

Equity-Based Compensation

Equity-Based Compensation

Our long-term incentive plan provides for grants of nonqualified or incentive stock options, restricted stock award units (“RSU”s) and performance-based award units.

Equity-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. The determination of fair value for nonqualified or incentive stock options requires significant judgment and the use of estimates, particularly with regard to Black-Scholes assumptions such as stock price, volatility and expected option lives to value equity-based compensation, while forfeitures are recognized as incurred. The grant date fair value of RSUs is based on the closing market price of our Class A common stock on the grant date as stated on the NYSE.

Equity-based compensation is recorded as a general and administrative expense and other expense in the statements of operations.

The option valuation model used to calculate the Company’s options uses the treasury yield curve rates for the risk-free interest rate for a period equal to the expected option life and the simplified method to calculate the expected option life (options qualified as ‘plain vanilla’ under the provisions of SAB 107). Volatility is determined by reference to the actual volatility of several publicly traded companies that are similar to NuScale in its industry sector. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. Forfeitures are recognized as they occur. All equity-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards.

Segment Information

Segment Information

The Company has determined that its Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”) and Chief Financial Officer (“CFO”) are its chief operating decision makers (“CODMs”). The CODMs review financial information presented for purposes of assessing performance and making decisions on how to allocate resources at the overall company level. The Company has determined that it currently operates as a single segment, though it will periodically revisit the information used by its CODMs to allocate resources and to manage the operations as it nears commercialization and deployment of its NPMs.

Research and Development

Research and Development

R&D expenses represent costs incurred for designing and engineering products, including the costs of developing design tools. All research and development costs related to product development are expensed as incurred.

Advertising

Advertising

Advertising costs are expensed as incurred and are recognized as a component of general and administrative expenses on the consolidated statement of operations. Advertising costs expensed were approximately $7,340, $2,600 and $1,057 for the years ended December 31, 2022, 2021 and 2020, respectively.

Income Taxes

Income Taxes

NuScale Corp accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the year of the enacted rate change.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. Once identified, the Company will recognize penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying consolidated statements of operations.

NuScale LLC is a limited liability company treated as a partnership for U.S. federal income tax purposes that is not subject to U.S. federal income tax. As such, its net taxable income or loss and any related tax credits are allocated to its members.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates issued by the Financial Accounting Standards Board (“FASB”). There are no accounting pronouncements which have been issued but are not yet effective that would have a material impact on our current financial statements.